INVENTORIES	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 7 – INVENTORIES

Inventories consist of the following:

	As of September 30,
	2025	2024
Raw materials	$964,215	$1,236,671
Work in progress	916,949	510,803
Self-produced products	562,577	485,344
Purchased products - clean-energy equipment	1,106,968	935,644
Purchased products - digitalization and integration equipment	102,671	2,228,172
Total inventories	$3,653,380	$5,396,634

Self-produced products include compressors, water injection pump skids and wellhead control panels.

The Company entered into service contracts with separate customers in October 2024 and June 2025, respectively. To fulfill these contracts, three self-produced compressors with a total carrying value of $448,686 were transferred to machinery and equipment upon completion. These equipment are used to provide oil and gas engineering technical services to clients. Depreciation on such equipment commenced when it is placed into service and is recorded as part of the cost of revenues.

The Company reviews its inventories periodically to determine if any reserves are necessary for slow-moving inventory or if a write-down is necessary when the carrying value exceeds net realizable value. There was no allowance for its inventories as of September 30, 2025 and 2024.